Leases (Supplemental Balance Sheet Information Related to the Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Operating lease right-of-use assets	$ 3,348	$ 2,479
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Liabilities:
Current lease liabilities	$ 1,187	$ 2,039
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other Liabilities, Current	Other Liabilities, Current
Non-current lease liabilities	$ 2,130	$ 340
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Long Term Liabilities	Other Long Term Liabilities
Total operating lease liabilities	$ 3,317	$ 2,379
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities	Liabilities